Cover Page	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	VISA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33977
Entity Tax Identification Number	26-0267673
Entity Address, Address Line One	P.O. Box 8999
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94128-8999
City Area Code	650
Local Phone Number	432-7644
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001403161
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	V
Security Exchange Name	NYSE
2029 Notes
Document Information [Line Items]
Title of 12(b) Security	2.000% Senior Notes due 2029
Trading Symbol	V29
Security Exchange Name	NYSE
2034 Notes
Document Information [Line Items]
Title of 12(b) Security	2.375% Senior Notes due 2034
Trading Symbol	V34
Security Exchange Name	NYSE
2037 Notes
Document Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2037
Trading Symbol	V37
Security Exchange Name	NYSE
2044 Notes
Document Information [Line Items]
Title of 12(b) Security	3.875% Senior Notes due 2044
Trading Symbol	V44
Security Exchange Name	NYSE
2033 Notes
Document Information [Line Items]
Title of 12(b) Security	3.125% Senior Notes due 2033
Trading Symbol	V33
Security Exchange Name	NYSE
2028 Notes
Document Information [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2028
Trading Symbol	V28
Security Exchange Name	NYSE